EMPLOYEE BENEFITS - Summary of RSUs at the End of the Year (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	641,670
Fair value at grant date ($)	$ 63,500
Expense	$ 22,392
RSUs | from 36.30 to 42.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	2,125
Fair value at grant date ($)	$ 86
Expense	$ 1,224
RSUs | from 36.30 to 42.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 36.30
RSUs | from 36.30 to 42.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 42.00
RSUs | from 46.00 to 55.07
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	185,234
Fair value at grant date ($)	$ 8,704
Expense	$ 4,463
RSUs | from 46.00 to 55.07 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 46.00
RSUs | from 46.00 to 55.07 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 55.07
RSUs | from 52.10 to 103.75
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	201,982
Fair value at grant date ($)	$ 17,657
Expense	$ 9,134
RSUs | from 52.10 to 103.75 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 52.10
RSUs | from 52.10 to 103.75 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 103.75
RSUs | from 104.25 to 189.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	252,329
Fair value at grant date ($)	$ 37,053
Expense	$ 7,571
RSUs | from 104.25 to 189.53 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 104.25
RSUs | from 104.25 to 189.53 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 189.53
Non employees RSU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	22,675
Fair value at grant date ($)	$ 4,028
Expense	$ 203
Non employees RSU | from 130.99 to 189.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	22,675
Fair value at grant date ($)	$ 4,028
Expense	$ 203
Non employees RSU | from 130.99 to 189.53 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 130.99
Non employees RSU | from 130.99 to 189.53 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	189.53
Total
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 147.22	$ 85.80
Number of Restricted Stock Units (in shares) | shares	664,345	624,896	535,838
Fair value at grant date ($)	$ 67,528
Expense	$ 22,595